GMO Opportunistic Income Fund Average Annual Total Returns			12 Months Ended	47 Months Ended	55 Months Ended	60 Months Ended	74 Months Ended	120 Months Ended	171 Months Ended
		Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class III
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		6.37%	4.31%
Performance Inception Date		Feb. 01, 2022
Class III | Bloomberg U.S. Securitized Index (returns reflect no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		8.49%	0.96%
Class III | Bloomberg U.S. Aggregate Index (returns reflect no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		7.30%	0.51%
Class VI
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		6.47%			4.02%		4.28%	4.64%
Performance Inception Date		Oct. 03, 2011
Class VI | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		4.33%			2.08%		2.49%	3.01%
Class VI | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		3.80%			2.24%		2.52%	2.94%
Class VI | Bloomberg U.S. Securitized Index (returns reflect no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		8.49%			0.22%		1.68%	1.86%
Class VI | Bloomberg U.S. Aggregate Index (returns reflect no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		7.30%			(0.36%)		2.01%	2.05%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		6.40%		3.86%
Performance Inception Date		May 19, 2021
Class R6 | Bloomberg U.S. Securitized Index (returns reflect no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		8.49%		0.45%
Class R6 | Bloomberg U.S. Aggregate Index (returns reflect no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		7.30%		0.25%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		6.25%			3.82%	3.60%
Performance Inception Date		Nov. 05, 2019
Class I | Bloomberg U.S. Securitized Index (returns reflect no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		8.49%			0.22%	0.94%
Class I | Bloomberg U.S. Aggregate Index (returns reflect no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		7.30%			(0.36%)	0.99%

[1]	On December 21, 2015, GMO changed the primary pricing source for certain fixed income asset-backed securities held by the Fund, which resulted in an increase of $0.04 to the December 21, 2015 net asset value of Class VI shares of the Fund.
[2]	The Fund is the accounting and performance successor to GMO Debt Opportunities Fund, a former series of GMO Trust (the “Predecessor Fund”). The Predecessor Fund merged into the Fund (which was known as “GMO Short-Duration Collateral Fund” prior to the merger) on February 12, 2014. Performance of the Fund for periods prior to February 12, 2014 is that of the Predecessor Fund and reflects the Predecessor Fund’s annual operating expenses (0.01% lower than those of the Fund immediately following the merger). From February 12, 2014 through December 31, 2016, the Fund operated as “GMO Debt Opportunities Fund” and had the same investment objective and pursued substantially identical investment strategies as the Predecessor Fund. Effective January 1, 2017, the Fund’s investment objective changed from “positive total return” to “capital appreciation and current income” and, in conjunction with a change in the Fund’s name from “GMO Debt Opportunities Fund” to “GMO Opportunistic Income Fund,” the Fund eliminated its name policy that required the Fund to invest at least 80% of its assets in debt investments. Also effective January 1, 2017, the Fund’s investment management fee increased from 0.25% to 0.40% of the Fund’s average daily net assets. Performance of the Fund for periods prior to January 1, 2017 reflects the Fund’s annual operating expenses during those periods, and would have been lower if the current management fee were in effect.